February 5, 2003

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.

Re: Calvert Cash Reserves
2-76527 and 811-3418

In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that:

(1) the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from those contained in the most recent registration statement (effective January 31, 2003); and

(2) the text of the most recent registration statement (effective January 31, 2003) has been filed electronically.

If you have questions or require further information, please contact me at 301-951-4881.

Sincerely,

/s/Edith Lillie

Edith Lillie
Registration Manager